Stock Options and Warrants - Additional Information (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	May 20, 2021 shares	Jan. 01, 2020 shares	Jul. 31, 2018 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jan. 01, 2022 shares	Jan. 01, 2021 shares	May 29, 2019 shares	Dec. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period		10 years
Exchange ratio		0.89
Vested options outstanding		109,908
Converted options of common stock		97,821
Remaining available for grant for future awards				0		0
Risk-free interest rate minimum				1.45%	0.70%	0.70%	0.47%	1.46%
Risk-free interest rate maximum				1.76%	1.42%	1.48%	1.85%	2.64%
Dividend yield rate				0.00%	0.00%	0.00%	0.00%	0.00%
Estimated volatility rate				10.00%	10.00%	10.00%	10.00%	10.00%
Expected lives of options				7 years 6 months	7 years 6 months	7 years 6 months	7 years 6 months	7 years 6 months
Stock-based compensation expense | $				$ 118,000,000	$ 69,000,000	$ 552,000	$ 275,000	$ 231,000
Unrecognized compensation costs related non-vested stock | $				2,100,000
Total intrinsic value of outstanding in-the-money stock options | $				6,600,000
Total intrinsic value of outstanding in-the-money stock options | $						5,800,000	1,300,000
Intrinsic value outstanding in-the-money exercisable stock options | $				4,100,000		3,000,000	1,200,000
Intrinsic value of stock options exercised | $				$ 24,000,000	80,000,000	$ 506,000	$ 139,000	$ 164,000
Weighted average remaining contractual life of warrants outstanding				1 year 3 months		1 year 6 months
Warrants exercisable year				10 years		10 years
Warrants expires date				Jul. 01, 2023		Jul. 01, 2023
Weighted-average grant date fair value of options granted during the period | $ / shares				$ 6.75		$ 3.15	$ 2.65	$ 3.26
Weighted Average Grant Date Fair Value 'Vested during the period | $ / shares				$ 2.81		$ 3.17	3.58	$ 3.84
Directors, Executive Officers and Other Key Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period				10 years		10 years
Vesting period				5 years		5 years
Director
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted exercise price | $ / shares							16.43
Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted exercise price | $ / shares							$ 16.78
Other Key Employees | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted exercise price | $ / shares						$ 26.68
Non-vested Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation costs related non-vested stock | $						$ 2,200,000
RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual term				10 years		10 years
Stock-based compensation expense | $				$ 161,000,000	$ 0	$ 106,000
Fair value of shares vested | $						0	$ 0	$ 0
Total unrecognized compensation cost related to nonvested restricted stock awards | $				$ 1,600,000		$ 1,100,000
Total unrecognized compensation cost related to nonvested restricted stock awards recognized over remaining weighted average period				9 years 7 months 24 days		2 years 6 months 21 days
Minimum | Director and Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted exercise price | $ / shares				$ 16.3		$ 16.3
Minimum | RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				2 years		2 years
Maximum | Director and Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted exercise price | $ / shares				$ 25.76		$ 24
Maximum | RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years		4 years
2013 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized to grant				500,000		500,000
Additional issuance shares											152,750
Remaining available for grant for future awards				0		0
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional issuance shares	800,000										152,750
Additional options shares grant in period	500,000
Remaining available for grant for future awards				187,891		201,023
Director Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized to grant												100,000
Additional options shares grant in period			50,000
Description of the plan				Options are generally granted with an exercise price equal to the market price of the Company’s stock at the date of the grant. Option awards generally vest based on five years of continuous service and have 10-year contractual terms for non-controlling participants as defined by the Director Plan. Other grant terms can vary for controlling participants as defined by the Director Plan.		Options are generally granted with an exercise price equal to the market price of the Company’s stock at the date of the grant. Option awards generally vest based on 5 years of continuous service and have 10-year contractual terms for non-controlling participants as defined by the Director Plan.
Remaining available for grant for future awards				8,000		8,000
Director Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized to grant			150,000
Director Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized to grant									187,000	187,000